Leases (Table)	12 Months Ended
Mar. 28, 2020
Leases [Abstract]
Consolidated Statement of Earnings
Amounts recognized in the Consolidated Statement of Earnings were as follows:

52 weeks ended March 28, 2020
(in thousands)
Fixed operating lease expense	$12,704
Variable operating lease expense	4,437

Total lease expense	$17,141

Supplemental Cash Flow Information Operating Lease
The following table provides supplemental cash flow information related to the Company’s operating leases

52 weeks ended March 28, 2020
(in thousands)
Cash outflows from operating activities attributable to operating leases	$10,245
Right-of-use assets obtained in exchange for operating lease liabilities	3,509

Consolidated Balance Sheet For Operating Leases And Finance Leases

Minimum Lease Payments as of March 28, 2020 (in thousands)
Year ending March:	Operating
2021	13,399
2022	13,333
2023	13,742
2024	13,248
2025	11,837

Thereafter	62,123

Total minimum lease payments	127,682
Less: amount of total minimum lease payments representing interest	(49,223)

Present value of future total minimum lease payments	78,459
Less: current portion of lease liabilities	(5,823)

Long-term lease liabilities	$72,636

Minimum Future Payments Under Leases

Minimum Lease Payments as of March 30, 2019 (in thousands)
Year ending March:	Operating
2020	$10,231
2021	13,144
2022	12,905
2023	12,795
2024	12,401
Thereafter	69,245

130,721